Finance Costs, Net	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Finance Costs, Net [Abstract]
Finance costs, net

14.    Finance costs, net

	Three months ended June 30,		Nine months ended June 30,
	2024 $	2023 $	2024 $	2023 $
Interest expenses (income)
Interest income	(60,133)	(49,921)	(302,799)	(118,011)
Gain on term loan modification	—	(4,332,173)	—	(4,332,173)
Gain on other loan settlement	—	(1,605,561)	—	(1,605,561)
Interest expense on term loan (Note 6)	786,524	481,978	2,184,047	1,397,158
Interest expense on lease liabilities	71,359	81,934	237,537	319,294
Interest expense on credit facility (Note 6)	997,725	1,262,123	3,815,876	3,540,716
Interest expense on convertible notes (Note 6)	2,214,525	165,038	5,468,885	165,038
Interest expense on bridge loans	—	138,347	—	138,347
Interest expense on other loan (Note 6)	—	27,131	—	160,413
Accretion and remeasurement of government grant liability (Note 8)	70,391	74,115	198,033	353,293
Bridge loans issuance cost	—	350,000	—	350,000
SEPA commitment fee (Note 9)	512,775	—	512,775	—
Capitalized borrowing costs (Note 4)	(2,566,151)	(590,429)	(6,436,722)	(2,183,943)
	2,027,015	(3,997,418)	5,677,632	(1,815,429)
Loss (gain) on revaluation of instruments carried at fair value
Warrant liability (Note 7)	(2,179,587)	—	(1,011,816)	—
Conversion option (Note 6)	(3,228,921)	(14,554)	(5,475,289)	(14,554)
	(5,408,508)	(14,554)	(6,487,105)	(14,554)
Other
Loss (gain) on lease modification (Note 15)	1,819	—	(204,146)	—
Non-capitalizable financing costs	96,840	—	96,840	—
Modification of convertible loans (Note 6)	—	—	9,645	—
Bank charges	9,926	6,096	33,808	47,346
Foreign exchange loss (gain)	396,315	(141,391)	315,411	71,676
	504,900	(135,295)	251,558	119,022
Finance costs, net	(2,876,593)	(4,147,267)	(557,915)	(1,710,961)

24.    Finance costs, net

		As restated (note 2)	As restated (note 2)
	Year ended September 30,
	2023 $	2022 $	2021 $
Finance income
Interest income	(223,594)	(40,251)	(3,454)
Gain on debt modification (note 14c)	(4,332,173)	—	—
Gain on debt settlement (note 14e)	(1,605,561)	—	—
Premium and discount amortization	—	—	—
	(6,161,328)	(40,251)	(3,454)
Finance costs
Interest expense on term loan (note 14c)	2,016,587	1,830,360	1,225,861
Interest expense on lease liabilities (note 10)	401,229	551,291	303,390
Interest expense on credit facility (note 14b)	4,843,390	3,630,814	974,903
Interest expense on convertible notes (note 14a)	1,067,932	—	—
Interest expense on bridge loans (note 14d)	138,347	—	—
Interest expense on other loan (note 14e)	160,413	274,263	319,258
Issuance and modification costs of convertible loans	—	124,717	124,022
Transaction costs related to company refinancing (note 14a)	350,000	—	—
Net loss on debt extinguishments	—	454,092	458,593
Accretion and remeasurement of government grant liability (note 15)	74,335	(78,567)	567,942
Bank charges	64,166	91,840	81,261
	9,116,399	6,878,810	4,055,230

		As restated (note 2)	As restated (note 2)
	Year ended September 30,
	2023 $	2022 $	2021 $
Loss (gain) on revaluation of instruments carried at fair value
Conversion option	21,100	—	—
Convertible loans	—	(6,089,300)	17,813,766
Credit facility	—	225,105	1,700,923
Derivative warrant liability	—	—	66,613
Contingent consideration payable	—	(1,265,043)	(5,700,260)
	21,100	(7,129,238)	13,881,042

Capitalized borrowing costs (note 11)	(3,898,829)	(6,994,197)	(6,304,340)
Foreign exchange loss (gain)	224,057	(2,749,505)	67,083
Finance costs, net	(698,601)	(10,034,381)	11,695,561